PROPERTY, PLANT AND EQUIPMENT - Schedule Future Maturities of Operating Lease Liability (Details)	Dec. 31, 2021 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2022	$ 988,800
2023	1,018,464
2024	1,049,018
2025	1,080,488
2026	1,112,903
Thereafter	1,146,291
Total lease payments	6,395,964
Less amounts representing interest	(1,216,732)
Present value of lease liability	$ 5,179,232